UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/03

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Management Company LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     August 25, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $94,716 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abraxas Petroleum Corp         COMMON           003830106      508   470722     X    SOLE                   470722
Carnival PLC                   COMMON           14365C103     3019    99144     X    SOLE                    99144
Chateau Communities Inc.       COMMON           161726104    35086  1185728     X    SOLE                  1185728
Comdisco Hldg Co Inc Common    COMMON           200334100    11485   116014     X    SOLE                   116014
Dreyers Grand Ice Cream Inc    COMMON           261878104        0        2     X    SOLE                        2
JD Edwards and Co              COMMON           281667105     9226   644744     X    SOLE                   644744
McLeod USA                     COMMON           582266706       61    41339     X    SOLE                    41339
Mid Atlantic Realty Tr.        COMMON           595232109     2254   107624     X    SOLE                   107624
NTL INC WHEN ISSUED            COMMON           62940M104      741    21535     X    SOLE                    21535
NTL Inc.                       COMMON           62940M104     3432    99721     X    SOLE                    99721
Owens Corning                  COMMON           69073F103      122   145066     X    SOLE                   145066
PeopleSoft                     COMMON           712713106        2      100     X    SOLE                      100
ROTECH MEDICAL CORP            COMMON           778901108       67    38660     X    SOLE                    38660
USG Corp                       COMMON           903293405      437    23026     X    SOLE                    23026
Veridian Corp                  COMMON           92342R203    27396   785221     X    SOLE                   785221
Owens Corning preferred        PREFERRED        690733209       86    16119     X    SOLE                    16119
PeopleSoft Inc July 20 call    OPTION           712713106        9      921     CALL SOLE                      921
PeopleSoft July 15 put         OPTION           712713106        5      990     PUT  SOLE                      990
USG July 20 Calls              OPTION           903293405      512     2765     CALL SOLE                     2765
USG July 20 Put                OPTION           903293405      208      692     PUT  SOLE                      692
Veridian sept 30 call          OPTION           92342R203       60      124     CALL SOLE                      124